Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	200,000,000	200,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	151,839,058	58,919,345
Common stock, shares outstanding (in shares)	151,839,058	58,919,345